Sponsor Earnout Shares (Tables)	6 Months Ended
Jan. 31, 2023
Sponsor Earnout Shares [Line Items]
Summary of Assumptions, Inputs, and Fair Value Results	The table below documents the Monte Carlo assumptions, inputs, and the fair value results at each balance sheet date:

	January 31, 2023	August 3, 2022
Per Share Price of Company Common Stock	$3.62	$10.95
Annual Equity Volatility	65.00%	50.00%
Risk-Free Rate of Return	3.70%	2.86%

Fair Value per Share Tranche I	$2.12	$10.06
Fair Value per Share Tranche II	$1.88	$9.32
Fair Value per Share Tranche III	$1.67	$8.63
Aggregate Fair Value (in thousands)	$2,445	$12,079